Finance lease receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	$ 1,521	$ 1,544
Unearned finance income	60	89
Present value	1,461	1,455
Within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	450	448
Unearned finance income	25	31
Present value	426	417
Due between 1 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	856	874
Unearned finance income	31	52
Present value	825	822
Thereafter
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	215	221
Unearned finance income	4	6
Present value	210	215
UBS AG
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	1,521	1,544
Unearned finance income	60	89
Present value	1,461	1,455
UBS AG | Within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	450	448
Unearned finance income	25	31
Present value	426	417
UBS AG | Due between 1 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	856	874
Unearned finance income	31	52
Present value	825	822
UBS AG | Thereafter
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [LineItems]
Total minimum lease payments	215	221
Unearned finance income	4	6
Present value	$ 210	$ 215